UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High
Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2018

Date of reporting period:	1/31/2018

Item 1 – Reports to Stockholders

PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

SEMIANNUAL REPORT

JANUARY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: High level of current income

Highlights (unaudited)

•

The Fund benefited from strong security selection highlighted by positions in the US high yield segment of the market, particularly the US consumer sector. Issue selection within European high yield and the emerging market debt sectors, principally within northern Europe and Latin American corporates, also added to returns, but with smaller contributions.

•

Overweights (holding a larger percentage of bonds than the Bloomberg Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index (dollar hedged) (the Index)) to issuers in the electric utilities sector including NRG Energy and Dynegy were amongst the largest single name contributors to performance. An overweight to Kindred Healthcare, coupled with an underweight (holding a smaller percentage of bonds than the Index) to the sovereign debt of Russia also added value.

•	From a regional perspective, an underweight to emerging market high yield bonds detracted from returns.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Prudential Global Short Duration High Yield Fund, Inc.	3

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Global Short Duration High Yield Fund, Inc. informative and useful. The report covers performance for the six-month period ended January 31, 2018.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Short Duration High Yield Fund, Inc.

March 15, 2018

4	Visit our website at pgiminvestments.com

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain more recent performance data by visiting our website at www.pgiminvestments.com.

Investment Objective

The Fund seeks to provide a high level of current income by investing primarily in higher-rated, below-investment-grade fixed income instruments of issuers located around the world, including emerging markets.* The Fund seeks to maintain a weighted average portfolio duration of three years or less and a weighted average maturity of five years or less.

*There can be no guarantee the Fund will achieve its objective. Higher-rated high yield bonds, commonly referred to as “junk bonds,” are below investment grade and are considered speculative. They are rated Ba, B by Moody’s Investors Service, Inc. (Moody’s); BB, B by S&P Global Ratings (S&P) and Fitch, Inc. (Fitch); or comparably rated by another nationally recognized statistical rating organization (NRSRO), or if unrated, are considered by PGIM Fixed Income to be of comparable quality.

Performance Snapshot as of 1/31/18
Price Per Share ($)	Total Return for 6 Months Ended 1/31/18 (%)
16.39 (NAV)	2.22
14.26 (Market Price)	–2.09

Total returns are based on changes in net asset value (NAV) or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Source: PGIM Investments LLC.

Key Fund Statistics as of 1/31/18
Duration	2.66 years	Average Maturity	4.13 years

Duration shown includes the impact of leverage. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the Fund’s bonds.

Prudential Global Short Duration High Yield Fund, Inc.	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 1/31/18 (%)
BBB	7.7
BB	42.3
B	44.5
CCC	4.3
C	0.1
Not Rated	1.2
Cash/Cash Equivalents	–0.1
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s, S&P, or Fitch. Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Yield and Dividends as of 1/31/18
Total Monthly Dividends Paid per Share for Period ($)	Current Monthly Dividend Paid per Share ($)	Yield at Market Price as of 1/31/18 (%)
0.54	0.09	7.57

Yield at Market Price is the annualized rate determined by dividing current monthly dividend paid per share by the market price per share as of January 31, 2018.

6	Visit our website at pgiminvestments.com

Strategy and Performance Overview (unaudited)

How did the Fund perform?

For the six-month reporting period ended January 31, 2018, the Prudential Global Short Duration High Yield Fund returned –2.09% based on market price and 2.22% based on net asset value (NAV). For the same period, the Index returned 5.78%, and the Lipper Closed End High Yield Leveraged Funds Average returned 7.76%. All Fund returns reflect reinvestment of dividends.

What were conditions like in the short-term global high yield corporate bond market?

•

Global high yield bonds posted solid total returns over the six-month period on the back of rising equities, improving commodity prices, a manageable new-issue calendar, and investors’ ongoing search for yield. This mostly continued the trend that began at the end of 2016 with the post-US election rally. During the reporting period, commodity-related sectors once again (particularly the metals & mining and energy sectors) led the broader market higher following the underperformance they experienced in 2015. The spread on the Bloomberg Barclays Global High Yield Index tightened 45 basis points on the period, closing at 316. (A basis point is 1/100th of a percent.) Spreads are differences in yield between government bonds and debt securities of comparable maturity but lower credit quality. According to JP Morgan, the par-weighted US High Yield default rate ended January at 1.17%. This compares to a peak in May 2016 of 4.89%.

•

The short duration, higher-quality substyle of global high yield bonds, as measured by the Index, underperformed the global broad high yield market, returning 2.17% for the period. Among the best sector performers were emerging market sovereign debt, upstream energy, transportation & environmental services, and metals & mining. The telecommunications, banking, cable & satellite, and industrial sectors were the worst-performing industries over the six-month period.

•

Across the regional components of the broad global high yield universe, the emerging markets and European high yield components of the Index both outperformed, outpacing the Bloomberg Barclays Global High Yield Index by about 50 basis points. The US high yield corporate component lagged, returning 1.9%. This theme was consistent with the performance of the shorter duration, higher quality sleeve of the global high yield market.

What worked?

•

The Fund benefited from strong security selection, highlighted by positioning in the US high yield segment of the market, particularly the US consumer sector. Issue selection within European high yield and the emerging market debt sectors, principally within northern Europe and Latin American corporates, also added to returns, but with smaller contributions.

•

Overweights to issuers in the electric utilities sector, including NRG Energy and Dynegy, were amongst the largest single-name contributors to performance. An overweight to Kindred Healthcare, coupled with an underweight to the sovereign debt of Russia, also added value.

Prudential Global Short Duration High Yield Fund, Inc.	7

Strategy and Performance Overview (continued)

•

The Fund’s underweights in the banking and telecommunications sectors added value during the period. A broad overweight position to US high yield bonds, principally to the electric utilities sector, also contributed positively to results.

What didn’t work?

•	From a regional perspective, an underweight to emerging market high yield bonds detracted from returns.

•	Within US consumer, the largest drivers of underperformance were overweights to the health care & pharmaceutical, industrial, and cable & satellite sectors.

•	A few of the largest single-name positions, which limited results over the period, were overweights to retailer PetSmart and hospital operator Community Health Systems.

How did the Fund’s borrowing (leverage) strategy affect its performance?

•	The Fund’s use of leverage contributed positively to results as the returns of the securities purchased were in excess of the cost of borrowing.

•

As of January 31, 2018, the Fund had borrowed $253 million and was approximately 27.4% leveraged. During the reporting period, the average amount of leverage utilized by the Fund was approximately 27.3%.

Did the Fund use derivatives and how did they affect performance?

Derivatives in the form of forward currency exchange contracts were used to hedge against the Fund’s positions not denominated in US dollars. Changes in the value of non-dollar bonds due to currency fluctuations were offset by the Fund’s derivative positions, so the use of foreign currency exchange contracts had a minimal effect on performance.

Current outlook

•

Overall, PGIM Fixed Income remains positive on global high yield in the near term given improving fundamentals and supportive technicals. However, PGIM Fixed Income is not as bullish in the long term given tight spreads and elevated tail risks. Despite heightened risks in select sectors (retail, health care, and commodities), defaults are expected to remain low. PGIM Fixed Income remains cautious on commodities and auto-related names, while maintaining an overweight to electric power companies and US consumer-related credits. PGIM Fixed Income is generally positive on the emerging market space given the relatively healthy fundamental backdrop supported by rebounding growth, inflows, and attractive valuations.

•

Key positioning themes for the Fund continue to be underweight to higher quality emerging market sovereigns. The Fund is also underweight to the metals & mining, banking, and finance & insurance sectors. Overweights include health care &

8	Visit our website at pgiminvestments.com

pharmaceutical, technology, retailers & restaurants, electric utilities, and cable & satellite. Geographically, the Fund emphasizes US issuers versus European issuers, and has an underweight position versus the benchmark in low-yielding emerging markets debt (EMD) high yield corporates.

Benchmark Definitions

Bloomberg Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index—The Bloomberg Barclays Global High Yield Ba/B 1–5 Year 1% Issuer Constrained Index is an unmanaged index which represents the performance of short duration higher-rated high yield bonds in the United States, developed markets, and emerging markets.

Source: Bloomberg Barclays.

Lipper Closed End High Yield Leveraged Funds Average—The Lipper Closed End High Yield Funds (Leveraged) Average (Lipper Average) represents returns based on an average return of 35 funds in the Lipper Closed-End High Yield Funds (Leveraged) universe.

Investors cannot invest directly in an index or average.

Looking for additional information?

The Fund is traded under the symbol “GHY,” and its closing market price is available on most financial websites under the NYSE listings. The daily NAV is available online under the symbol “XGHYX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on www.pgiminvestments.com.

In a continuing effort to provide information concerning the Fund, shareholders may go to www.pgiminvestments.com or call (800) 451-6788 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price, and other information.

Prudential Global Short Duration High Yield Fund, Inc.	9

Schedule of Investments (unaudited)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 135.8%

BANK LOANS 20.2%

Aerospace & Defense 0.1%
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	5.320	%(c)	07/07/22		898	$904,811

Cable 0.7%
Mergermarket Bidco Ltd. (United Kingdom), Facility B1, 6 Month GBP LIBOR + 4.500%	5.090	(c)	08/12/24	GBP	3,150	4,455,754

Capital Goods 2.7%
AI Robin Finco Ltd. (United Kingdom), Facility B, 6 Month EURIBOR + 4.500%	4.500	(c)	09/12/24	EUR	2,500	3,111,653
Eagle Bidco Ltd. (United Kingdom), Term Loan	—	(p)	05/12/22	GBP	3,650	5,188,929
Indigocyan Holdco 3 Ltd. (United Kingdom), Facility B, 3 Month GBP LIBOR + 5.000%	5.520	(c)	07/31/24	GBP	4,000	5,587,108
Kiwi VFS Sub II Sarl (Luxembourg), Facility B1 Loan, 3 Month GBP LIBOR + 4.000%	4.520	(c)	07/29/24	GBP	2,875	4,097,375

						17,985,065

Chemicals 0.6%
INEOS Finance PLC (United Kingdom), Term Loan	—	(p)	03/31/24	EUR	3,450	4,274,194

Commercial Services 0.7%
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 4.500%	6.070	(c)	04/26/24		4,459	4,496,321

Consumer Services 1.9%
Diamond (BC) BV, Initial Euro Term Loan, 2 Month EURIBOR + 3.250%	3.250	(c)	09/06/24	EUR	4,325	5,322,751
Verisure Holding AB (Sweden), Facility B1E, 1 - 3 Month EURIBOR + 3.000%	3.000	(c)	10/21/22	EUR	3,000	3,710,239
West Corp., First Lien Term B Loan, 1 Month LIBOR + 4.000%	5.570	(c)	10/10/24		3,725	3,765,353

						12,798,343

Food 1.4%
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	4.820	(c)	02/15/21		3,711	3,603,001
Froneri International PLC (United Kingdom), Term Loan	—	(p)	01/31/25	GBP	2,600	3,714,681
Refresco Group BV (Netherlands), Term Loan	—	(p)	01/30/25	GBP	1,400	1,988,409

						9,306,091

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	11

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)

Healthcare & Pharmaceuticals 2.8%
Financiere Verdi I SAS (France), Facility B1, 3 Month GBP LIBOR + 4.750%	5.270	%(c)	07/21/23	GBP	6,000	$8,534,006
HomeVi SAS (France), Term Loan	—	(p)	10/31/24	EUR	2,650	3,303,837
Nidda Heathcare Holding AG (Germany), Term Loan	—	(p)	09/30/24	GBP	2,300	3,273,818
Unilabs Diagnostics AB (Sweden), New Euro Term Loan B2, 1 - 6 Month EURIBOR + 3.000%	3.000	(c)	04/19/24	EUR	3,300	4,073,134

						19,184,795

Media & Entertainment 0.2%
Infinitas Learning BV (Netherlands), Term Loan	—	(p)	05/03/24	EUR	1,000	1,236,901

Non-Captive Finance 0.3%
Exela Intermediate LLC, First Lien Term B Loan, 1 Month LIBOR + 7.500%	9.050	(c)	06/30/23		1,988	1,951,890

Other Industry 0.9%
Richmond UK Bidco, Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.740	(c)	03/03/24	GBP	600	843,035
WowMidco SAS (France), Facility B2, 6 Month EURIBOR + 3.500%	3.500	(c)	03/16/23	EUR	4,000	4,990,028

						5,833,063

Packaging & Containers 0.2%
Coveris Holdings SA (Luxembourg), USD Term B-1 Loan, 3 Month LIBOR + 4.250%^	5.940	(c)	06/29/22		1,674	1,680,123

Retail 2.3%
Academy Ltd., Initial Term Loan, 1 - 3 Month LIBOR + 4.000%	5.550	(c)	07/01/22		3,072	2,467,343
Intervias Finco Ltd. (United Kingdom), Facility D1, 1 Month GBP LIBOR + 5.000%	5.490	(c)	01/31/23	GBP	2,500	3,550,731
Sally Holdings LLC, Term B-2 Loan	4.500		07/05/24		2,905	2,905,000
Thom Europe (France), Facility B, 3 Month EURIBOR + 4.500%	4.500	(c)	08/07/24	EUR	5,100	6,337,882

						15,260,956

Software 0.5%
Infor (US), Inc., Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%	4.440	(c)	02/01/22		747	750,246
Symantec Corp., Term A-5 Loan, 2 Month LIBOR + 1.750%	3.390	(c)	08/01/21		2,493	2,492,878

						3,243,124

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)

Technology 3.3%
BMC Foreign Holding Co. Unlimited Co., Initial B-2 Foreign Euro Term Loan, 3 Month EURIBOR + 3.750%	3.750	%(c)	09/10/22	EUR	2,793	$3,469,116
BMC Software Finance, Inc., Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%	4.820	(c)	09/10/22		4,325	4,341,905
Camelia Bidco Ltd. (United Kingdom), Facility B1, 3 Month GBP LIBOR + 4.750%	5.310	(c)	10/10/24	GBP	2,200	3,130,175
Informatica LLC, Dollar Term B-1 Loan, 3 Month LIBOR + 3.250%	4.940	(c)	08/05/22		1,315	1,321,926
McAfee LLC,
Closing Date Euro Term Loan, 2 Month EURIBOR + 4.250%	4.250	(c)	09/27/24	EUR	1,400	1,749,769
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.070	(c)	09/30/24		5,661	5,712,705
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.070	(c)	09/29/25		2,225	2,225,000

						21,950,596

Telecommunications 1.6%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 3.750%	5.520	(c)	05/27/24		2,843	2,858,275
Frontier Communications Corp., Term B-1 Loan, 1 Month LIBOR + 3.750%	5.330	(c)	06/17/24		4,353	4,268,783
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-5 Term Loan	6.630		01/02/24		1,925	1,930,413
Xplornet Communications, Inc. (Canada), Term Loan	—	(p)	09/09/21		1,647	1,662,560

						10,720,031

Tobacco 0.0%
Jacobs Douwe Egberts International BV (Netherlands), Term Loan	—	(p)	07/01/22	EUR	202	252,227

TOTAL BANK LOANS (cost $128,042,076)						135,534,285

CORPORATE BONDS 76.2%

Advertising 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.625		02/15/24		1,610	1,648,238

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Aerospace & Defense 0.7%
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23		975	$1,060,313
TransDigm, Inc., Gtd. Notes	6.000	07/15/22		3,825	3,925,406

					4,985,719

Auto Parts & Equipment 0.4%
American Axle & Manufacturing, Inc., Gtd. Notes(aa)	7.750	11/15/19		2,800	3,024,000

Building Materials 0.4%
Griffon Corp., Gtd. Notes	5.250	03/01/22		575	585,062
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes(aa)	8.500	04/15/22		2,100	2,310,000

					2,895,062

Chemicals 4.4%
A. Schulman, Inc., Gtd. Notes(aa)	6.875	06/01/23		950	1,002,250
Blue Cube Spinco, Inc.,
Gtd. Notes	9.750	10/15/23		225	265,500
Gtd. Notes	10.000	10/15/25		800	958,000
Chemours Co. (The), Gtd. Notes(aa)	6.625	05/15/23		8,880	9,357,300
Hexion, Inc., Sr. Sec’d. Notes, 144A(aa)	10.375	02/01/22		895	865,353
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	10.500	04/15/23		2,400	2,688,000
PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22		1,375	1,469,531
PSPC Escrow Corp., Sr. Unsec’d. Notes(aa)	6.000	02/01/23	EUR	4,404	5,708,403
Tronox Finance LLC, Gtd. Notes, 144A(aa)	7.500	03/15/22		4,850	5,031,875
W.R. Grace & Co., Gtd. Notes, 144A(aa)	5.125	10/01/21		2,200	2,304,500

					29,650,712

Commercial Services 1.1%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A(aa)	6.375	08/01/23		5,375	5,563,125
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(aa)	4.500	10/01/20		1,500	1,511,250

					7,074,375

Computers 1.9%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A(aa)	5.875	06/15/21		3,800	3,942,500
Gtd. Notes, 144A	7.125	06/15/24		2,235	2,443,134
EMC Corp., Sr. Unsec’d. Notes(aa)	2.650	06/01/20		1,665	1,642,422

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Computers (cont’d.)
NCR Corp.,
Gtd. Notes	5.000%	07/15/22		730	$744,819
Gtd. Notes(aa)	6.375	12/15/23		3,655	3,837,750

					12,610,625

Distribution/Wholesale 0.3%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22		700	714,875
Gtd. Notes	7.000	06/15/23		975	1,006,687

					1,721,562

Diversified Financial Services 2.2%
Alliance Data Systems Corp.,
Gtd. Notes, 144A(aa)	5.375	08/01/22		2,815	2,845,965
Gtd. Notes, 144A(aa)	6.375	04/01/20		3,025	3,043,906
FBM Finance, Inc., Sr. Sec’d. Notes, 144A(aa)	8.250	08/15/21		1,025	1,089,062
Navient Corp.,
Sr. Unsec’d. Notes(aa)	6.500	06/15/22		6,035	6,374,469
Sr. Unsec’d. Notes	6.625	07/26/21		625	664,063
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750	06/15/22		400	421,000

					14,438,465

Electric 6.8%
AES Corp. (The), Sr. Unsec’d. Notes	7.375	07/01/21		1,525	1,704,188
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.875	01/15/24		650	664,625
Sr. Unsec’d. Notes(aa)	5.375	01/15/23		3,025	2,987,188
Sr. Unsec’d. Notes(aa)	5.500	02/01/24		2,600	2,470,000
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125	06/15/21	EUR	2,800	3,597,491
DPL, Inc.,
Sr. Unsec’d. Notes(aa)	6.750	10/01/19		4,648	4,903,640
Sr. Unsec’d. Notes(aa)	7.250	10/15/21		2,400	2,667,192
Dynegy, Inc.,
Gtd. Notes(aa)	7.375	11/01/22		7,150	7,553,260
Gtd. Notes	7.625	11/01/24		4,450	4,807,780
Gtd. Notes	8.034	02/02/24		925	975,875

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	15

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(d)	7.875%	06/15/17		1,750	$1,435,000
Sr. Unsec’d. Notes (original cost $3,397,595; purchased 05/18/15-09/11/15)(d)(f)	9.500	10/15/18		3,375	2,742,188
Sr. Unsec’d. Notes (original cost $522,438; purchased 12/08/15)(d)(f)	9.875	10/15/20		650	520,000
NRG Energy, Inc.,
Gtd. Notes(aa)	6.250	07/15/22		5,350	5,543,937
Gtd. Notes(aa)	6.250	05/01/24		2,875	3,005,467

					45,577,831

Electrical Components & Equipment 0.2%
Belden, Inc., Gtd. Notes, EMTN	5.500	04/15/23	EUR	1,000	1,284,565

Entertainment 4.5%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875	02/15/22		600	603,000
Carmike Cinemas, Inc., Sec’d. Notes, 144A(aa)	6.000	06/15/23		2,750	2,887,500
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.000	03/15/22		4,775	4,894,375
Eldorado Resorts, Inc., Gtd. Notes(aa)	7.000	08/01/23		2,600	2,772,250
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(aa)	4.875	11/01/20		4,100	4,237,268
International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250	02/15/22		3,025	3,239,624
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		725	790,250
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(aa)	5.000	08/01/18		3,000	3,001,680
National CineMedia LLC, Sr. Sec’d. Notes(aa)	6.000	04/15/22		2,800	2,838,500
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		225	226,125
Gtd. Notes(aa)	6.625	05/15/21		2,300	2,380,500
Sr. Sec’d. Notes, 144A	7.000	01/01/22		2,275	2,400,125

					30,271,197

Environmental Control 0.3%
Clean Harbors, Inc., Gtd. Notes(aa)	5.125	06/01/21		1,800	1,818,162

Food 1.0%
Heartside Group Holdings LLC/Heartside Finance Co., Gtd. Notes, 144A(aa)	6.500	05/01/22		1,150	1,167,250
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A(aa)	9.000	11/01/19		4,250	4,335,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(aa)	6.750	06/01/21		1,425	1,403,625

					6,905,875

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Hand/Machine Tools 0.2%
Apex Tool Group LLC, Gtd. Notes, 144A(aa)	7.000%	02/01/21	1,025	$1,014,750

Healthcare-Products 0.5%
Avantor, Inc., Sr. Sec’d. Notes, 144A	6.000	10/01/24	450	453,938
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A	4.875	04/15/20	1,405	1,366,362
Gtd. Notes, 144A	5.750	08/01/22	1,870	1,715,725

				3,536,025

Healthcare-Services 8.1%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22	600	607,500
Gtd. Notes(aa)	5.625	02/15/23	2,875	2,910,075
Centene Corp., Sr. Unsec’d. Notes(aa)	5.625	02/15/21	2,875	2,955,874
CHS/Community Health Systems, Inc.,
Gtd. Notes(aa)	6.875	02/01/22	900	640,125
Gtd. Notes(aa)	7.125	07/15/20	1,275	1,109,250
Gtd. Notes(aa)	8.000	11/15/19	4,133	3,874,687
Sr. Sec’d. Notes(aa)	6.250	03/31/23	1,950	1,803,750
HCA Healthcare, Inc., Sr. Unsec’d. Notes(aa)	6.250	02/15/21	4,000	4,260,000
HCA, Inc.,
Gtd. Notes	5.875	05/01/23	125	134,063
Gtd. Notes	7.500	02/15/22	1,725	1,936,312
Sr. Sec’d. Notes	4.750	05/01/23	1,300	1,350,700
Sr. Sec’d. Notes(aa)	6.500	02/15/20	1,000	1,066,250
Kindred Healthcare, Inc., Gtd. Notes(aa)	8.000	01/15/20	3,075	3,280,641
LifePoint Health, Inc., Gtd. Notes(aa)	5.500	12/01/21	2,635	2,681,112
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23	1,050	1,072,313
Molina Healthcare, Inc., Gtd. Notes(aa)	5.375	11/15/22	1,775	1,850,438
Select Medical Corp., Gtd. Notes(aa)	6.375	06/01/21	2,500	2,556,250
Surgery Center Holdings, Inc., Gtd. Notes, 144A(aa)	8.875	04/15/21	2,938	3,066,537
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	10/01/21	175	175,000
Sr. Sec’d. Notes(aa)	4.750	06/01/20	1,825	1,861,500
Sr. Sec’d. Notes, 144A(aa)	4.625	07/15/24	4,100	4,028,250
Sr. Unsec’d. Notes	6.750	02/01/20	550	561,688
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	8,675	8,545,742
Sr. Unsec’d. Notes	8.125	04/01/22	550	567,534
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A(aa)	4.750	08/01/22	1,600	1,638,080

				54,533,671

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	17

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Home Builders 6.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	6.875%	02/15/21	4,425	$4,491,375
AV Homes, Inc., Gtd. Notes(aa)	6.625	05/15/22	1,775	1,854,875
Beazer Homes USA, Inc., Gtd. Notes(aa)	8.750	03/15/22	4,550	4,970,875
CalAtlantic Group, Inc., Gtd. Notes	8.375	05/15/18	5,550	5,644,350
KB Home,
Gtd. Notes(aa)	4.750	05/15/19	1,500	1,518,750
Gtd. Notes(aa)	7.250	06/15/18	3,500	3,548,125
Gtd. Notes	8.000	03/15/20	350	381,938
Lennar Corp., Gtd. Notes(aa)	4.125	01/15/22	3,125	3,161,406
M/I Homes, Inc., Gtd. Notes(aa)	6.750	01/15/21	2,500	2,587,500
Meritage Homes Corp.,
Gtd. Notes	4.500	03/01/18	3,161	3,162,580
Gtd. Notes	7.000	04/01/22	800	898,000
New Home Co. Inc., (The), Gtd. Notes	7.250	04/01/22	1,850	1,933,250
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(aa)	5.250	04/15/21	4,100	4,170,520
Gtd. Notes, 144A	5.625	03/01/24	1,525	1,603,156
TRI Pointe Group, Inc., Gtd. Notes(aa)	4.875	07/01/21	2,900	3,008,750
William Lyon Homes, Inc., Gtd. Notes(aa)	5.750	04/15/19	2,800	2,800,000

				45,735,450

Internet 0.4%
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(aa)	11.375	12/01/21	2,450	2,667,560

Iron/Steel 0.7%
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A(aa)	4.875	01/15/24	2,275	2,263,625
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A(aa)	6.375	05/01/22	2,375	2,470,000

				4,733,625

Leisure Time 0.4%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750	12/15/21	1,375	1,421,406
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25	1,050	1,131,900

				2,553,306

Lodging 1.4%
Boyd Gaming Corp., Gtd. Notes	6.875	05/15/23	350	370,125
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A(aa)	10.250	11/15/22	1,175	1,307,188
Sr. Sec’d. Notes, 144A(aa)	6.750	11/15/21	2,575	2,710,187

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes	6.000%	03/15/23	175	$189,000
Gtd. Notes	6.625	12/15/21	325	354,656
Gtd. Notes(aa)	8.625	02/01/19	4,450	4,683,625

				9,614,781

Media 10.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750	04/15/18	1,465	1,480,822
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(aa)	5.250	09/30/22	3,800	3,890,250
Sr. Unsec’d. Notes, 144A(aa)	4.000	03/01/23	2,060	2,023,311
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	3,750	3,822,656
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	1,360	1,421,200
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.125	12/15/21	3,630	3,636,788
Sr. Unsec’d. Notes, 144A(aa)	6.375	09/15/20	11,340	11,481,750
Clear Channel Worldwide Holdings, Inc.,
Series A, Gtd. Notes(aa)	6.500	11/15/22	2,715	2,782,875
Series A, Gtd. Notes(aa)	7.625	03/15/20	1,210	1,191,850
Series B, Gtd. Notes	6.500	11/15/22	900	926,523
Series B, Gtd. Notes(aa)	7.625	03/15/20	1,195	1,186,038
DISH DBS Corp.,
Gtd. Notes(aa)	5.125	05/01/20	5,535	5,624,944
Gtd. Notes(aa)	6.750	06/01/21	4,005	4,195,237
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes(aa)	5.500	04/15/21	5,285	5,337,850
Sr. Unsec’d. Notes(aa)	6.375	04/01/23	3,245	3,342,350
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	300	318,000
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(aa)	6.125	02/15/22	1,260	1,297,800
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	02/15/25	175	171,063
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	1,025	1,030,125
Sinclair Television Group, Inc.,
Gtd. Notes(aa)	5.375	04/01/21	1,900	1,926,125
Gtd. Notes(aa)	6.125	10/01/22	2,270	2,335,262
Sirius XM Radio, Inc., Gtd. Notes, 144A	3.875	08/01/22	550	547,938
TEGNA, Inc., Gtd. Notes	6.375	10/15/23	500	523,125
Tribune Media Co., Gtd. Notes(aa)	5.875	07/15/22	4,785	4,922,569

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	19

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(aa)	6.750%	09/15/22	3,308	$3,432,050

				68,848,501

Metal Fabricate/Hardware 0.2%
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	1,335	1,495,200

Mining 0.2%
International Wire Group, Inc., Sec’d. Notes, 144A(aa)	10.750	08/01/21	1,800	1,665,000

Miscellaneous Manufacturing 0.1%
EnPro Industries, Inc., Gtd. Notes	5.875	09/15/22	625	650,000

Oil & Gas 4.6%
Alta Mesa Holdings LP/Alta Mesa Finance Sevices Corp., Gtd. Notes	7.875	12/15/24	1,600	1,760,000
Antero Resources Corp., Gtd. Notes(aa)	5.375	11/01/21	1,125	1,151,719
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	10.000	04/01/22	5,336	5,876,270
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(aa)	10.750	02/15/20	4,825	5,162,750
CNX Resources Corp.,
Gtd. Notes(aa)	5.875	04/15/22	3,518	3,615,062
Gtd. Notes	8.000	04/01/23	2,225	2,366,176
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000	05/15/21	600	613,500
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.500	01/30/26	2,325	2,354,062
Range Resources Corp.,
Gtd. Notes	5.000	03/15/23	375	375,937
Gtd. Notes	5.875	07/01/22	1,225	1,274,000
RSP Permian, Inc., Gtd. Notes	6.625	10/01/22	1,675	1,758,750
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	4.875	01/15/23	2,700	2,750,004
WPX Energy, Inc.,
Sr. Unsec’d. Notes	6.000	01/15/22	275	289,438
Sr. Unsec’d. Notes	7.500	08/01/20	1,222	1,319,760

				30,667,428

Packaging & Containers 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes(aa)	5.750	10/15/20	1,244	1,266,110
Sr. Sec’d. Notes, 144A	5.125	07/15/23	500	513,450
Sealed Air Corp., Gtd. Notes, 144A(aa)	6.500	12/01/20	760	819,850

				2,599,410

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals 0.5%
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	225	$190,125
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(aa)	7.250	01/15/22	1,250	1,087,500
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	5.375	03/15/20	920	914,370
Sr. Sec’d. Notes, 144A(aa)	6.500	03/15/22	950	995,410

				3,187,405

Pipelines 1.5%
DCP Midstream LLC, Gtd. Notes, 144A	4.750	09/30/21	1,225	1,274,368
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes(aa)	6.000	05/15/23	2,175	2,204,906
NGPL PipeCo. LLC, Sr. Unsec’d. Notes, 144A	4.375	08/15/22	1,450	1,464,935
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A(aa)	5.625	04/15/20	1,895	1,989,750
Sr. Unsec’d. Notes, 144A(aa)	6.000	01/15/19	1,150	1,177,715
Sr. Unsec’d. Notes, 144A(aa)	6.850	07/15/18	2,050	2,088,950

				10,200,624

Real Estate 0.8%
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A(aa)	8.875	10/15/21	2,267	2,403,020
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(aa)	5.250	12/01/21	1,725	1,774,594
Rialto Holdings LLC/Rialto Corp., Gtd. Notes, 144A	7.000	12/01/18	1,000	997,500

				5,175,114

Real Estate Investment Trusts (REITs) 1.5%
FelCor Lodging LP, Gtd. Notes(aa)	6.000	06/01/25	2,600	2,704,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000	04/15/21	1,150	1,161,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(aa)	5.500	02/01/21	2,630	2,699,037
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	4.000	10/01/22	2,250	2,216,250
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes	8.000	10/15/23	1,350	1,515,375

				10,296,162

Retail 4.2%
CEC Entertainment, Inc., Gtd. Notes(aa)	8.000	02/15/22	1,250	1,237,500
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	900	850,500
Sr. Unsec’d. Notes	6.750	01/15/22	800	770,000

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	21

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail (cont’d.)
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes(aa)	8.625%	06/15/20	1,000	$890,000
Sr. Unsec’d. Notes(aa)	8.625	06/15/20	2,850	2,536,500
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21	1,300	1,283,750
L Brands, Inc.,
Gtd. Notes	5.625	02/15/22	600	632,160
Gtd. Notes(aa)	5.625	10/15/23	4,500	4,792,500
Gtd. Notes	6.625	04/01/21	1,600	1,724,000
Gtd. Notes(aa)	7.000	05/01/20	400	431,000
Gtd. Notes	8.500	06/15/19	1,150	1,242,000
Men’s Wearhouse, Inc. (The), Gtd. Notes(aa)	7.000	07/01/22	650	645,125
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000	10/15/21	700	446,250
PetSmart, Inc., Gtd. Notes, 144A(aa)	7.125	03/15/23	3,900	2,452,125
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(aa)	10.250	06/30/20	1,225	1,087,187
Rite Aid Corp.,
Gtd. Notes(aa)	9.250	03/15/20	1,450	1,459,062
Gtd. Notes, 144A(aa)	6.125	04/01/23	5,600	5,222,000
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500	11/01/23	225	226,688
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000	06/15/22	350	205,625

				28,133,972

Software 3.0%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	8.125	07/15/21	3,215	3,219,019
First Data Corp., Gtd. Notes, 144A(aa)	7.000	12/01/23	9,695	10,210,095
Infor US, Inc.,
Gtd. Notes	6.500	05/15/22	1,000	1,031,250
Sr. Sec’d. Notes, 144A(aa)	5.750	08/15/20	3,552	3,645,950
Nuance Communications, Inc., Gtd. Notes, 144A(aa)	5.375	08/15/20	1,703	1,715,773

				19,822,087

Telecommunications 5.2%
Anixter, Inc., Gtd. Notes(aa)	5.625	05/01/19	1,000	1,020,000
CenturyLink, Inc., Sr. Unsec’d. Notes(aa)	6.450	06/15/21	3,710	3,770,065
CommScope, Inc., Gtd. Notes, 144A(aa)	5.000	06/15/21	2,895	2,949,281
Frontier Communications Corp.,
Sr. Unsec’d. Notes	6.250	09/15/21	925	757,344
Sr. Unsec’d. Notes(aa)	8.125	10/01/18	1,500	1,530,000
Sr. Unsec’d. Notes(aa)	9.250	07/01/21	1,145	1,030,500

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Level 3 Financing, Inc., Gtd. Notes(aa)	6.125%	01/15/21		7,025	$7,130,375
Qwest Capital Funding, Inc., Gtd. Notes(aa)	6.500	11/15/18		3,150	3,232,688
Sable International Finance Ltd., Gtd. Notes, 144A	6.875	08/01/22		1,000	1,053,750
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000	11/15/22		1,735	1,728,494
Sprint Corp.,
Gtd. Notes	7.250	09/15/21		4,150	4,410,246
Gtd. Notes	7.875	09/15/23		1,670	1,768,814
T-Mobile USA, Inc.,
Gtd. Notes	6.625	04/01/23		3,000	3,117,900
Gtd. Notes	6.836	04/28/23		1,479	1,543,632

					35,043,089

Textiles 0.6%
Springs Industries, Inc., Sr. Sec’d. Notes(aa)	6.250	06/01/21		4,140	4,227,975

Transportation 0.2%
XPO Logistics, Inc., Gtd. Notes, 144A(aa)	6.500	06/15/22		1,125	1,171,125

TOTAL CORPORATE BONDS (cost $511,253,875)					511,478,648

FOREIGN BONDS 39.3%

Argentina 0.9%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	6.250	04/22/19		3,000	3,108,000
Cablevision SA,
Sr. Unsec’d. Notes	6.500	06/15/21		500	527,485
Sr. Unsec’d. Notes, 144A	6.500	06/15/21		2,286	2,411,661

					6,047,146

Australia 1.5%
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, Gtd. Notes, 144A(aa)	6.500	05/15/21		4,505	4,685,200
FMG Resources August 2006 Pty. Ltd., Sr. Sec’d. Notes, 144A(aa)	9.750	03/01/22		5,030	5,547,084

					10,232,284

Brazil 3.8%
Braskem Finance Ltd., Gtd. Notes, 144A	5.750	04/15/21		4,000	4,270,000
Brazilian Government International Bond, Sr. Unsec’d. Notes(aa)	2.875	04/01/21	EUR	1,400	1,853,422

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	23

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Brazil (cont’d.)
JBS Investments GmbH, Gtd. Notes, 144A(aa)	7.750%	10/28/20		4,300	$4,418,250
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	7.250	06/01/21		2,225	2,269,500
Gtd. Notes, 144A	7.250	06/01/21		1,189	1,212,780
Gtd. Notes, 144A	8.250	02/01/20		250	251,045
Petrobras Global Finance BV,
Gtd. Notes	5.375	01/27/21		1,000	1,041,000
Gtd. Notes(aa)	8.375	05/23/21		9,075	10,342,097

					25,658,094

Canada 6.0%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.500	12/01/24		8,300	8,725,375
Sr. Unsec’d. Notes, 144A(aa)	8.750	12/01/21		5,725	6,361,906
Brookfield Residential Properties, Inc., Gtd. Notes, 144A(aa)	6.500	12/15/20		3,025	3,085,500
Cascades, Inc., Gtd. Notes, 144A	5.500	07/15/22		2,279	2,324,580
Kinross Gold Corp., Gtd. Notes(aa)	5.125	09/01/21		1,550	1,627,500
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	6.875	12/15/23		1,475	1,559,812
MEG Energy Corp., Gtd. Notes, 144A(aa)	6.375	01/30/23		4,800	4,128,000
Mercer International, Inc., Sr. Unsec’d. Notes(aa)	7.750	12/01/22		711	756,810
New Gold, Inc., Gtd. Notes, 144A(aa)	6.250	11/15/22		3,670	3,761,750
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24		3,435	3,456,469
Sr. Unsec’d. Notes, 144A	5.250	08/01/23		250	256,975
Quebecor Media, Inc., Sr. Unsec’d. Notes	5.750	01/15/23		400	423,000
Teck Resources Ltd.,
Gtd. Notes	4.500	01/15/21		650	666,250
Gtd. Notes, 144A	8.500	06/01/24		1,300	1,467,375
Teine Energy Ltd., Sr. Unsec’d. Notes, 144A(aa)	6.875	09/30/22		1,775	1,837,125

					40,438,427

Chile 0.6%
VTR Finance BV, Sr. Sec’d. Notes, 144A(aa)	6.875	01/15/24		4,000	4,210,000

Dominican Republic 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500	05/06/21		1,405	1,525,128

France 2.3%
Banijay Group SAS, Sr. Sec’d. Notes, 144A	4.000	07/01/22	EUR	375	485,148
Loxam SAS, Sr. Sec’d. Notes, 144A	3.500	04/15/22	EUR	1,600	2,070,679

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

France (cont’d.)
Picard Groupe SAS, Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000(aa)	3.000	%(c)	11/30/23	EUR	4,350	$5,394,024
SFR Group SA, Sr. Sec’d. Notes, 144A(aa)	6.000		05/15/22		4,720	4,606,484
Verallia Packaging SASU, Sr. Sec’d. Notes, 144A(aa)	5.125		08/01/22	EUR	2,000	2,582,439

						15,138,774

Germany 2.7%
BMBG Bond Finance SCA, Sr. Sec’d. Notes, 144A	3.000		06/15/21	EUR	2,000	2,529,673
CeramTec Group GmbH, Gtd. Notes(aa)	8.250		08/15/21	EUR	1,500	1,944,782
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, Cash coupon 2.750% or PIK 3.500%, 144A(aa)	2.750		09/15/21	EUR	8,500	10,812,214
Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%, 144A(aa)	4.125		09/15/21		2,675	2,708,438

						17,995,107

Guatemala 0.2%
Comunicaciones Celulares SA Via Comcel Trust, Sr. Unsec’d. Notes	6.875		02/06/24		1,000	1,054,200

Ireland 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A	6.750		05/15/24	EUR	400	544,638
Sr. Sec’d. Notes, 144A	4.250		09/15/22		2,800	2,816,156
eircom Finance DAC, Sr. Sec’d. Notes, 144A	4.500		05/31/22	EUR	1,000	1,277,512
Park Aerospace Holdings Ltd., Gtd. Notes, 144A	5.250		08/15/22		1,600	1,580,000
Smurfit Kappa Acquisitions Unlimited Co., Gtd. Notes, 144A	4.875		09/15/18		4,038	4,063,238

						10,281,544

Italy 0.5%
Wind Tre SpA, Sr. Sec’d. Notes, 144A	2.625		01/20/23	EUR	2,625	3,030,952

Jamaica 0.3%
Digicel Group Ltd.,
Sr. Unsec’d. Notes	8.250		09/30/20		950	941,687
Sr. Unsec’d. Notes, 144A	8.250		09/30/20		500	495,625
Digicel Ltd.,
Sr. Unsec’d. Notes	6.000		04/15/21		500	495,000
Sr. Unsec’d. Notes, 144A	6.000		04/15/21		400	396,000

						2,328,312

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	25

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Lebanon 0.5%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100%		10/04/22		2,000	$1,997,336
Sr. Unsec’d. Notes, GMTN	5.450		11/28/19		805	802,239
Sr. Unsec’d. Notes, GMTN	6.000		05/20/19		500	503,225

						3,302,800

Luxembourg 1.8%
Coveris Holdings SA, Gtd. Notes, 144A	7.875		11/01/19		5,000	4,987,500
Galapagos SA, Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.750%	4.421	(c)	06/15/21	EUR	3,146	3,769,622
Intelsat Jackson Holdings SA, Sr. Sec’d. Notes, 144A	9.500		09/30/22		720	824,400
LSF9 Balta Issuer SARL, Sr. Sec’d. Notes	7.750		09/15/22	EUR	1,393	1,846,737
Monitchem HoldCo 3 SA, Sr. Sec’d. Notes	5.250		06/15/21	EUR	450	567,082

						11,995,341

Mexico 0.3%
Nemak SAB de CV,
Sr. Unsec’d. Notes	5.500		02/28/23		400	410,000
Sr. Unsec’d. Notes, 144A	5.500		02/28/23		1,500	1,537,500

						1,947,500

Netherlands 2.6%
InterXion Holding NV, Sr. Sec’d. Notes(aa)	6.000		07/15/20	EUR	2,500	3,193,410
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A(aa)	3.875		09/01/22		3,325	3,354,094
Gtd. Notes, 144A(aa)	4.125		06/15/20		3,375	3,446,719
Gtd. Notes, 144A(aa)	4.125		06/01/21		3,215	3,287,337
United Group BV, Sr. Sec’d. Notes, 144A	4.375		07/01/22	EUR	3,200	4,085,236

						17,366,796

Norway 0.3%
Silk Bidco AS, Sr. Sec’d. Notes (original cost $1,765,875; purchased 03/09/16)(f)	7.500		02/01/22	EUR	1,700	2,184,858

Russia 2.0%
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments Ltd., Sr. Unsec’d. Notes, 144A	3.800		04/12/20		2,000	1,994,000
Evraz Group SA, Sr. Unsec’d. Notes	6.500		04/22/20		1,000	1,056,000
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes	4.950		07/19/22		645	671,445

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Russia (cont’d.)
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes	6.510%	03/07/22		1,470	$1,615,724
Sr. Unsec’d. Notes, 144A	4.950	07/19/22		3,500	3,643,500
Sr. Unsec’d. Notes, EMTN	3.600	02/26/21	EUR	2,000	2,672,229
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	1,000	1,529,661
Sberbank of Russia Via SB Capital SA, Sr. Unsec’d. Notes	5.717	06/16/21		500	533,000

					13,715,559

South Africa 0.7%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes	5.750	01/26/21		1,250	1,260,965
Sasol Financing International Ltd., Gtd. Notes	4.500	11/14/22		3,500	3,551,800

					4,812,765

Sweden 0.5%
Intrum Justitia AB, Sr. Unsec’d. Notes, 144A	2.750	07/15/22	EUR	1,775	2,196,115
Perstorp Holding AB, Sr. Sec’d. Notes	7.625	06/30/21	EUR	436	575,783
Verisure Holding AB, Sr. Sec’d. Notes, 144A	6.000	11/01/22	EUR	450	593,256

					3,365,154

Turkey 1.3%
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.125	03/25/22		1,500	1,554,000
Sr. Unsec’d. Notes	5.625	03/30/21		1,000	1,047,900
Sr. Unsec’d. Notes	6.250	09/26/22		1,750	1,890,784
Turkiye Is Bankasi,
Sr. Unsec’d. Notes	3.750	10/10/18		1,000	1,000,548
Sr. Unsec’d. Notes	5.000	04/30/20		1,375	1,388,750
Sr. Unsec’d. Notes, 144A, MTN	5.375	10/06/21		1,000	1,007,200
Sr. Unsec’d. Notes, MTN	5.375	10/06/21		625	629,500

					8,518,682

United Arab Emirates 0.3%
DAE Funding LLC, Gtd. Notes, 144A	4.500	08/01/22		1,875	1,865,625

United Kingdom 8.0%
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125	02/01/22	GBP	425	623,349
Boparan Finance PLC,
Sr. Sec’d. Notes	5.250	07/15/19	GBP	1,700	2,404,693
Sr. Sec’d. Notes(aa)	5.500	07/15/21	GBP	1,575	2,180,110

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	27

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

United Kingdom (cont’d.)
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250%		02/28/47	GBP	2,575	$3,729,216
Drax Finco PLC, Sr. Sec’d. Notes, 144A	4.250		05/01/22	GBP	850	1,235,345
EC Finance PLC, First Lien, 144A	2.375		11/15/22	EUR	950	1,210,476
Grainger PLC, Sr. Sec’d. Notes(aa)	5.000		12/16/20	GBP	4,565	7,010,675
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.250%(aa)	4.772	(c)	07/15/20	GBP	266	374,442
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A(aa)	4.250		11/15/19		1,850	1,877,750
Jerrold Finco PLC, Sr. Sec’d. Notes, 144A, MTN(aa)	6.250		09/15/21	GBP	1,850	2,705,523
Kelda Finance No. 3 PLC, Sr. Sec’d. Notes(aa)	5.750		02/17/20	GBP	1,370	2,086,220
McLaren Finance PLC, Sr. Sec’d. Notes, 144A(aa)	5.000		08/01/22	GBP	3,125	4,414,845
Melton Renewable Energy UK PLC, Sr. Sec’d. Notes(aa)	6.750		02/01/20	GBP	2,400	3,441,715
Moy Park BondCo PLC, Gtd. Notes	6.250		05/29/21	GBP	1,615	2,361,849
Newday Bondco PLC,
First Lien, 144A, 3 Month GBP LIBOR + 6.500%(aa)	6.951	(c)	02/01/23	GBP	1,250	1,597,331
Sr. Sec’d. Notes, 144A(aa)	7.375		02/01/24	GBP	1,000	1,302,712
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes, 144A(aa)	4.875		03/15/22	GBP	1,275	1,816,744
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%	4.891	(c)	03/15/22	GBP	925	1,316,644
Thomas Cook Finance 2, Sr. Unsec’d. Notes, 144A	3.875		07/15/23	EUR	1,725	2,196,193
TVL Finance PLC, Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.875%	5.401	(c)	05/15/23	GBP	1,200	1,698,299
Voyage Care Bondco PLC, Sr. Sec’d. Notes, 144A	5.875		05/01/23	GBP	1,600	2,296,880
Wagamama Finance PLC, First Lien, 144A	4.125		07/01/22	GBP	1,500	2,103,152
William Hill PLC, Gtd. Notes(aa)	4.250		06/05/20	GBP	2,500	3,677,978

						53,662,141

Zambia 0.5%
First Quantum Minerals Ltd., Gtd. Notes, 144A(aa)	7.000		02/15/21		2,985	3,089,475

TOTAL FOREIGN BONDS (cost $254,013,764)						263,766,664

				Shares
COMMON STOCK 0.1%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $878,862)					22,038	783,892

TOTAL LONG-TERM INVESTMENTS (cost $894,188,577)						911,563,489

See Notes to Financial Statements.

28

Description	Shares	Value
SHORT-TERM INVESTMENT 0.9%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $5,760,001)(w)	5,760,001	$5,760,001

TOTAL INVESTMENTS 136.7% (cost $899,948,578)		917,323,490
Liabilities in excess of other assets(z) (36.7)%		(246,399,503)

NET ASSETS 100.0%		$670,923,987

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

EUR—Euro

GBP—British Pound

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,680,123 and 0.3% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $518,768,080 segregated as collateral for amount of $253,000,000 borrowed and outstanding as of January 31, 2018.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $5,685,908. The aggregate value, $5,447,046, is 0.8% of net assets.
(p)	Interest rate not available as of January 31, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	29

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Forward foreign currency exchange contracts outstanding at January 31, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 02/02/18	Citigroup Global Markets	GBP	10,275	$14,545,474	$14,588,602	$43,128
Expiring 02/02/18	Goldman Sachs & Co.	GBP	10,275	14,597,854	14,588,602	(9,252)
Expiring 02/02/18	Hong Kong & Shanghai Bank	GBP	10,275	14,571,140	14,588,602	17,462
Expiring 02/02/18	Hong Kong & Shanghai Bank	GBP	2,500	3,388,205	3,549,623	161,418
Expiring 02/02/18	JPMorgan Chase	GBP	10,275	14,574,017	14,588,602	14,585
Expiring 02/02/18	Morgan Stanley	GBP	10,275	14,617,325	14,588,602	(28,723)
Expiring 02/02/18	Morgan Stanley	GBP	2,121	3,000,000	3,011,762	11,762
Expiring 02/02/18	UBS AG	GBP	10,275	14,560,865	14,588,602	27,737
Euro,
Expiring 02/02/18	Bank of America	EUR	9,943	12,372,827	12,344,316	(28,511)
Expiring 02/02/18	Barclays Capital Group	EUR	9,943	12,355,418	12,344,316	(11,102)
Expiring 02/02/18	Citigroup Global Markets	EUR	9,943	12,347,921	12,344,316	(3,605)
Expiring 02/02/18	Citigroup Global Markets	EUR	4,204	5,023,449	5,219,770	196,321
Expiring 02/02/18	Credit Suisse First Boston Corp.	EUR	9,943	12,353,858	12,344,317	(9,541)
Expiring 02/02/18	Goldman Sachs & Co.	EUR	9,943	12,370,889	12,344,317	(26,572)
Expiring 02/02/18	Hong Kong & Shanghai Bank	EUR	9,943	12,355,975	12,344,317	(11,658)
Expiring 02/02/18	JPMorgan Chase	EUR	9,943	12,364,079	12,344,317	(19,762)
Expiring 02/02/18	JPMorgan Chase	EUR	1,005	1,200,000	1,247,702	47,702
Expiring 02/02/18	JPMorgan Chase	EUR	592	701,459	735,433	33,974
	Morgan Stanley	EUR	9,943	12,375,861	12,344,317	(31,544)
Expiring 02/02/18	UBS AG	EUR	9,943	12,352,396	12,344,317	(8,079)
Expiring 03/02/18	JPMorgan Chase	EUR	1,848	2,295,771	2,298,770	2,999

				$214,324,783	$214,693,522	368,739

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 02/02/18	Citigroup Global Markets	GBP	18,414	$24,677,600	$26,145,289	$(1,467,689)
Expiring 02/02/18	Citigroup Global Markets	GBP	3,162	4,256,740	4,489,133	(232,393)
Expiring 02/02/18	Citigroup Global Markets	GBP	2,150	2,888,348	3,052,676	(164,328)
Expiring 02/02/18	Goldman Sachs & Co.	GBP	18,414	24,634,971	26,145,288	(1,510,317)
Expiring 02/02/18	Goldman Sachs & Co.	GBP	3,870	5,210,815	5,494,474	(283,659)
Expiring 02/02/18	JPMorgan Chase	GBP	1,846	2,471,824	2,620,849	(149,025)
Expiring 02/02/18	UBS AG	GBP	18,414	24,634,418	26,145,288	(1,510,870)
Expiring 03/02/18	Citigroup Global Markets	GBP	10,275	14,559,766	14,603,531	(43,765)
Expiring 03/02/18	Goldman Sachs & Co.	GBP	10,275	14,612,034	14,603,531	8,503

See Notes to Financial Statements.

30

Forward foreign currency exchange contracts outstanding at January 31, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Expiring 03/02/18	Hong Kong & Shanghai Bank	GBP	10,275	$14,585,576	$14,603,531	$(17,955)
Expiring 03/02/18	JPMorgan Chase	GBP	10,275	14,588,196	14,603,531	(15,335)
Expiring 03/02/18	Morgan Stanley	GBP	10,275	14,631,658	14,603,531	28,127
Expiring 03/02/18	UBS AG	GBP	10,275	14,575,178	14,603,531	(28,353)
Euro,
Expiring 02/02/18	Bank of America	EUR	9,926	11,914,417	12,323,638	(409,221)
Expiring 02/02/18	Barclays Capital Group	EUR	9,926	11,901,116	12,323,638	(422,522)
Expiring 02/02/18	Citigroup Global Markets	EUR	9,926	11,898,783	12,323,638	(424,855)
Expiring 02/02/18	Citigroup Global Markets	EUR	3,851	4,536,809	4,781,742	(244,933)
Expiring 02/02/18	Credit Suisse First Boston Corp.	EUR	9,926	11,888,659	12,323,638	(434,979)
Expiring 02/02/18	Goldman Sachs & Co.	EUR	9,926	11,889,800	12,323,638	(433,838)
Expiring 02/02/18	Hong Kong & Shanghai Bank	EUR	9,926	11,891,736	12,323,638	(431,902)
Expiring 02/02/18	JPMorgan Chase	EUR	9,926	11,912,034	12,323,638	(411,604)
Expiring 02/02/18	JPMorgan Chase	EUR	2,100	2,507,650	2,607,271	(99,621)
Expiring 02/02/18	Morgan Stanley	EUR	9,926	11,899,857	12,323,638	(423,781)
Expiring 02/02/18	UBS AG	EUR	9,926	11,887,815	12,323,638	(435,823)
Expiring 03/02/18	Bank of America	EUR	9,943	12,393,957	12,365,965	27,992
Expiring 03/02/18	Barclays Capital Group	EUR	9,943	12,376,557	12,365,965	10,592
Expiring 03/02/18	Citigroup Global Markets	EUR	9,943	12,369,150	12,365,965	3,185
Expiring 03/02/18	Credit Suisse First Boston Corp.	EUR	9,943	12,375,235	12,365,965	9,270
Expiring 03/02/18	Goldman Sachs & Co.	EUR	9,943	12,392,166	12,365,964	26,202
Expiring 03/02/18	Hong Kong & Shanghai Bank	EUR	9,943	12,377,153	12,365,964	11,189
Expiring 03/02/18	JPMorgan Chase	EUR	9,943	12,385,305	12,365,964	19,341
Expiring 03/02/18	Morgan Stanley	EUR	9,943	12,397,038	12,365,964	31,074
Expiring 03/02/18	UBS AG	EUR	9,943	12,373,822	12,365,964	7,858

				$401,896,183	$411,309,618	(9,413,435)

						$(9,044,696)

Cross currency exchange contracts outstanding at January 31, 2018:

Settlement	Type	Notional Amount (000)	In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
03/02/18	Buy	EUR 119	GBP	104	$(75)	JPMorgan Chase

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	31

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Foreign Currency Contracts and OTC Cross Currency Exchange Contracts:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cross Currency Exchange	$—	$(75)	$(75)
Forward Foreign Currency	$740,421	$(9,785,117)	$(9,044,696)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$133,854,162	$1,680,123
Corporate Bonds	—	511,478,648	—
Foreign Bonds
Argentina	—	6,047,146	—
Australia	—	10,232,284	—
Brazil	—	25,658,094	—
Canada	—	40,438,427	—
Chile	—	4,210,000	—
Dominican Republic	—	1,525,128	—
France	—	15,138,774	—
Germany	—	17,995,107	—
Guatemala	—	1,054,200	—
Ireland	—	10,281,544	—
Italy	—	3,030,952	—
Jamaica	—	2,328,312	—
Lebanon	—	3,302,800	—
Luxembourg	—	11,995,341	—
Mexico	—	1,947,500	—

See Notes to Financial Statements.

32

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Foreign Bonds (continued)
Netherlands	$—	$17,366,796	$—
Norway	—	2,184,858	—
Russia	—	13,715,559	—
South Africa	—	4,812,765	—
Sweden	—	3,365,154	—
Turkey	—	8,518,682	—
United Arab Emirates	—	1,865,625	—
United Kingdom	—	53,662,141	—
Zambia	—	3,089,475	—
Common Stock
Oil, Gas & Consumable Fuels	783,892	—	—
Affiliated Mutual Fund	5,760,001	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(9,044,696)	—
OTC Cross Currency Exchange Contract	—	(75)	—

Total	$6,543,893	$900,054,703	$1,680,123

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Industry Classification:

Media	12.2%
Oil & Gas	9.1
Healthcare-Services	8.4
Telecommunications	8.1
Electric	7.7
Home Builders	7.5
Retail	7.1
Chemicals	6.6
Entertainment	5.9
Food	4.7
Software	4.0
Diversified Financial Services	3.3
Technology	3.3
Healthcare & Pharmaceuticals	2.8
Auto Parts & Equipment	2.7
Capital Goods	2.7%
Mining	2.6
Miscellaneous Manufacturing	2.4
Commercial Services	2.4
Packaging & Containers	2.2
Sovereign Bonds	2.2
Consumer Services	1.9
Computers	1.9
Real Estate	1.8
Lodging	1.7
Iron/Steel	1.6
Real Estate Investment Trusts (REITs)	1.5
Pipelines	1.5
Semiconductors	1.5
Building Materials	1.1

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	33

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Industry (cont’d)

Forest Products & Paper	1.0%
Internet	1.0
Auto Manufacturers	1.0
Other Industry	0.9
Affiliated Mutual Fund	0.9
Aerospace & Defense	0.8
Supermarkets	0.8
Banks	0.7
Cable	0.7
Textiles	0.6
Environmental Control	0.6
Machinery-Diversified	0.6
Healthcare-Products	0.5
Trucking & Leasing	0.5
Transportation	0.5
Pharmaceuticals	0.5
Leisure Time	0.4%
Restaurants	0.3
Non-Captive Finance	0.3
Holding Companies—Diversified	0.3
Distribution/Wholesale	0.3
Advertising	0.2
Metal Fabricate/Hardware	0.2
Electrical Components & Equipment	0.2
Media & Entertainment	0.2
Hand/Machine Tools	0.2
Oil, Gas & Consumable Fuels	0.1
Tobacco	0.0 *

136.7%
Liabilities in excess of other assets	(36.7)

100.0%

* Less	than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is foreign exchange contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	—	$—	Unrealized depreciation on OTC cross currency exchange contracts	$75

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	740,421	Unrealized depreciation on OTC forward foreign currency exchange contracts	9,785,117

Total		$740,421		$9,785,192

See Notes to Financial Statements.

34

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Contracts
Foreign exchange contracts	$(7,161,449)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Exchange Contracts
Foreign exchange contracts	$(2,322,416)

For the six months ended January 31, 2018, the Fund’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts—Purchased(1)	Forward Foreign Currency Exchange Contracts—Sold(1)	Cross Currency Exchange Contracts(2)
$189,239,511	$367,509,460	$1,859,252

(1)	Value at Settlement Date.
(2)	Value at Trade Date.

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	35

Schedule of Investments (unaudited) (continued)

as of January 31, 2018

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$27,992	$(437,732)	$(409,740)	$280,000	$(129,740)
Barclays Capital Group	10,592	(433,624)	(423,032)	290,000	(133,032)
Citigroup Global Markets	242,634	(2,581,568)	(2,338,934)	2,030,000	(308,934)
Credit Suisse First Boston Corp.	9,270	(444,520)	(435,250)	260,000	(175,250)
Goldman Sachs & Co.	34,705	(2,263,638)	(2,228,933)	1,950,000	(278,933)
Hong Kong & Shanghai Bank	190,069	(461,515)	(271,446)	260,000	(11,446)
JPMorgan Chase	118,601	(695,422)	(576,821)	576,821	—
Morgan Stanley	70,963	(484,048)	(413,085)	260,000	(153,085)
UBS AG	35,595	(1,983,125)	(1,947,530)	1,700,000	(247,530)

	$740,421	$(9,785,192)	$(9,044,771)	$7,606,821	$(1,437,950)

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

36

Statement of Assets & Liabilities (unaudited)

as of January 31, 2018

Assets
Investments at value:
Unaffiliated investments (cost $894,188,577)	$911,563,489
Affiliated investments (cost $5,760,001)	5,760,001
Cash	188,207
Foreign currency, at value (cost $4,811,557)	4,956,903
Dividends and interest receivable	13,214,303
Receivable for investments sold	10,957,816
Cash segregated for counterparty – OTC	7,610,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	740,421
Prepaid expenses	4,018

Total Assets	954,995,158

Liabilities
Loan payable	253,000,000
Payable for investments purchased	19,889,022
Unrealized depreciation on OTC forward foreign currency exchange contracts	9,785,117
Management fee payable	665,820
Loan interest payable	594,156
Accrued expenses	88,867
Deferred directors’ fees	48,114
Unrealized depreciation on OTC cross currency exchange contracts	75

Total Liabilities	284,071,171

Net Assets	$670,923,987

Net assets were comprised of:
Common stock, at par	$40,924
Paid-in capital in excess of par	779,843,798

779,884,722
Distributions in excess of net investment income	(4,974,565)
Accumulated net realized loss on investment and foreign currency transactions	(112,027,742)
Net unrealized appreciation on investments and foreign currencies	8,041,572

Net assets, January 31, 2018	$670,923,987

Net asset value and redemption price per share ($670,923,987 ÷ 40,923,879 shares of common stock issued and outstanding)	$16.39

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	37

Statement of Operations (unaudited)

Six Months Ended January 31, 2018

Net Investment Income (Loss)
Income
Interest income	$25,096,152
Affiliated dividend income	96,773

Total income	25,192,925

Expenses
Management fee	3,961,729
Loan interest expense	2,658,439
Custodian and accounting fees	85,633
Shareholders’ reports	37,378
Legal fees and expenses	27,031
Audit fee	23,828
Directors’ fees	21,529
Registration fees	21,009
Transfer agent’s fees and expenses	9,154
Miscellaneous	8,954

Total expenses	6,854,684

Net investment income (loss)	18,338,241

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	2,082,752
Forward and cross currency contracts transactions	(7,161,449)
Foreign currency transactions	46,939

(5,031,758)

Net change in unrealized appreciation (depreciation) on:
Investments	3,764,250
Forward and cross currency contracts	(2,322,416)
Foreign currencies	55,353

1,497,187

Net gain (loss) on investment and foreign currency transactions	(3,534,571)

Net Increase (Decrease) In Net Assets Resulting From Operations	$14,803,670

See Notes to Financial Statements.

38

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,338,241	$39,749,718
Net realized gain (loss) on investment and foreign currency transactions	(5,031,758)	(16,643,791)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,497,187	25,256,950

Net increase (decrease) in net assets resulting from operations	14,803,670	48,362,877

Dividends from net investment income	(22,098,895)	(48,699,416)

Total increase (decrease)	(7,295,225)	(336,539)

Net Assets:
Beginning of period	678,219,212	678,555,751

End of period(a)	$670,923,987	$678,219,212

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(4,974,565)	$(1,213,911)

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	39

Statement of Cash Flows

For the Six Months Ended January 31, 2018

Increase (Decrease) in Cash
Cash flows from operating activities:
Interest and dividends received (excluding discount and premium amortization of $(2,047,541))	$27,994,968
Operating expenses paid	(4,251,389)
Loan interest paid	(2,539,741)
Purchases of long-term portfolio investments	(306,929,248)
Proceeds from disposition of long-term portfolio investments	340,647,650
Net purchases and sales of short-term investments	(126,382)
Increase in receivable for investments sold	(378,846)
Increase in payable for investments purchased	(24,703,300)
Increase in Cash segregated for Counterparty—OTC	(3,330,000)
Net cash paid for forward and cross currency contracts	(7,161,449)
Net cash received for foreign currency transactions	46,939
Effect of exchange rate changes	55,353
Increase in prepaid expenses	(4,018)

Net cash provided from operating activities	19,320,537

Cash flows from financing activities:
Cash dividends paid	(22,281,337)

Net cash used in financing activities	(22,281,337)

Net increase /(decrease) in cash	(2,960,800)
Cash at beginning of period, including foreign currency	8,105,910

Cash at end of period, including foreign currency	$5,145,110

Reconciliation of Net Increase in Net Assets to Net Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$14,803,670

Decrease in investments	35,639,561
Net realized loss on investment and foreign currency transactions	5,031,758
Increase in net unrealized appreciation on investments and foreign currencies	(1,497,187)
Net cash paid for forward and cross currency contracts	(7,161,449)
Net cash received for foreign currency transactions	46,939
Effect of exchange rate changes	55,353
Decrease in dividends and interest receivable	754,502
Increase in receivable for investments sold	(378,846)
Increase in prepaid expenses	(4,018)
Increase in Cash segregated for Counterparty—OTC	(3,330,000)
Increase in payable for investments purchased	(24,703,300)
Increase in loan interest payable	118,698
Decrease in accrued expenses	(55,021)
Decrease in management payable	(5,123)
Increase in deferred directors’ fees	5,000

Total adjustments	4,516,867

Net cash provided from operating activities	$19,320,537

See Notes to Financial Statements.

40

Notes to Financial Statements (unaudited)

Prudential Global Short Duration High Yield Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund was incorporated as a Maryland corporation on July 23, 2012.

The investment objective of the Fund is to provide a high level of current income.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market

Prudential Global Short Duration High Yield Fund, Inc.	41

Notes to Financial Statements (unaudited) (continued)

approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

42

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest without limit in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of

Prudential Global Short Duration High Yield Fund, Inc.	43

Notes to Financial Statements (unaudited) (continued)

fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

44

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

Bank Loans: The Fund may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual

Prudential Global Short Duration High Yield Fund, Inc.	45

Notes to Financial Statements (unaudited) (continued)

relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK securities and accreting discounts and amortizing premiums on debt obligations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its stockholders. Therefore, no federal income tax provision is required. However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income for the calendar year and 98.2% of its net capital gains for a one-year period ending on October 31 exceed the distributions from such taxable income

46

and net capital gains for the calendar year. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund intends to make a level dividend distribution each month to the holders of Common Stock. The level dividend rate may be modified by the Board from time to time, and will be based upon the past and projected performance and expenses of the Fund. The Fund intends to also make a distribution during or with respect to each calendar year (which may be combined with a regular monthly distribution), which will generally include any net investment income and net realized capital gain for the year not otherwise distributed.

PGIM Investments has received an order from the Securities and Exchange Commission (the “SEC”) granting the Fund an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit certain closed-end funds managed by PGIM Investments to include realized long-term capital gains as a part of their respective regular distributions to the holders of Common Stock more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). The Fund intends to rely on this exemptive order. The Board may, at the request of PGIM Investments, adopt a managed distribution policy.

Dividends and distributions to stockholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

Prudential Global Short Duration High Yield Fund, Inc.	47

Notes to Financial Statements (unaudited) (continued)

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.85% of the average daily value of the Fund’s investable assets. “Investable assets” refers to the net assets attributable to the outstanding Common Stock of the Fund plus the liquidation preference of any outstanding preferred stock issued by the Fund, the principal amount of any borrowings and the principal on any debt securities issued by the Fund.

PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended January 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended January 31, 2018, were $309,930,748 and $340,430,724, respectively.

On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn

48

Reorganization Plan”) GenOn Energy, Inc. and its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, PGIM, Inc. had agreed to participate in a backstop commitment of $6,325,000 for the new bond offering. Under the commitment agreement, the Fund would have been obligated to purchase all of the unsubscribed shares of the bond offering. The Fund has received a backstop fee of $316,250 in conjunction with this commitment. As of November 17, 2017, the commitment agreement was terminated and the Fund was not obligated to purchase any unsubscribed shares of the bond offering.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2018 were as follows:

Tax Basis	$907,826,638

Gross Unrealized Appreciation	25,165,302
Gross Unrealized Depreciation	(24,713,221)

Net Unrealized Appreciation	$452,081

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2017 of approximately $99,770,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat late-year ordinary losses of approximately $7,390,000 as having been incurred in the following fiscal year (July 31, 2018).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

There are 1 billion shares of $0.001 par value common stock authorized. As of January 31, 2018, Prudential owned 8,139 shares of the Fund.

For the six months ended January 31, 2018, the Fund did not issue any shares of common stock in connection with the Fund’s dividend reinvestment plan.

Prudential Global Short Duration High Yield Fund, Inc.	49

Notes to Financial Statements (unaudited) (continued)

7. Borrowings and Re-hypothecation

The Fund currently is a party to a committed credit facility (the “credit facility”) with a financial institution. The credit facility provides for a maximum commitment of $300 million or 50% of the net asset value based on the most recent fiscal year end. Interest on any borrowings under the credit facility is payable at the negotiated rates. The Fund’s obligations under the credit facility are secured by the assets of the Fund segregated for the purpose of securing the amount borrowed. The purpose of the credit facility is to provide the Fund with portfolio leverage and to meet its general cash flow requirements.

The Fund utilized the credit facility during the six months ended January 31, 2018. The average daily outstanding loan balance for the 184 days that the Fund utilized the facility during the period was $252,202,128, borrowed at a weighted average interest rate of 2.06%. The maximum loan balance outstanding during the period was $258,000,000. At January 31, 2018, the Fund had an outstanding loan balance of $253,000,000.

Re-hypothecation: The credit facility agreement permits, subject to certain conditions, the financial institution to re-hypothecate, up to the amount outstanding under the facility, portfolio securities segregated by the Fund as collateral. The Fund continues to receive interest on re-hypothecated securities. The Fund also has the right under the agreement to recall the re-hypothecated securities from the financial institution on demand. If the financial institution fails to deliver the recalled security in a timely manner, the Fund will be compensated by the financial institution for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by the financial institution, the Fund, upon notice to the financial institution, may reduce the loan balance outstanding by the value of the recalled security failed to be returned plus accrued interest. The Fund will receive a portion of the fees earned by the financial institution in connection with the rehypothecation of portfolio securities. Such earnings are disclosed in the Statement of Operations under Other Income. As of January 31, 2018, there were no earnings to be disclosed.

8. Subsequent Event

Dividends and Distributions: On February 27, 2018, the Fund declared monthly dividends of $0.0825 per share payable on March 31, 2018, April 30, 2018 and May 31, 2018, respectively, to shareholders of record on March 16, 2018, April 13, 2018, and May 11, 2018, respectively. The ex-dates are March 15, 2018, April 12, 2018, and May 10, 2018, respectively.

50

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,								December 26, 2012(a) through July 31,
	2018(b)		2017(b)		2016		2015		2014		2013(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.57		$16.58		$17.07		$18.45		$18.70		$19.10	*
Income (loss) from investment operations:
Net investment income (loss)	0.45		0.97		1.03		1.15		1.23		0.64
Net realized and unrealized gain (loss) on investment transactions	(0.09)		0.21		(0.18)		(0.78)		0.02		(0.26)
Total from investment operations	0.36		1.18		0.85		0.37		1.25		0.38
Less Dividends:
Dividends from net investment income	(0.54)		(1.19)		(1.34)		(1.75)		(1.50)		(0.75)
Fund share transactions:
Common stock offering costs reimbursed (charged) to paid-in capital in excess of par	-		-		-		-		-	(h)	(0.04)
Accretion to net asset value from the exercise of the underwriters over-allotment option	-		-		-		-		-		0.01
Total of share transactions	-		-		-		-		-		(0.03)
Net asset value, end of period	$16.39		$16.57		$16.58		$17.07		$18.45		$18.70
Market price, end of period	$14.26		$15.11		$15.38		$14.70		$16.94		$17.18
Total Investment Return(c)	(2.09)%		6.31%		14.69%		(3.28)%		7.39%		(10.52)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$670,924		$678,219		$678,556		$698,589		$755,151		$765,475
Average net assets (000)	$672,279		$678,323		$669,729		$720,504		$769,943		$761,359
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.02%	(e)(f)	1.94%	(e)	1.74%	(e)	1.61%	(e)	1.60%	(e)	1.40%	(e)(f)
Expenses before waivers and/or expense reimbursement	2.02%	(e)(f)	1.94%	(e)	1.74%	(e)	1.61%	(e)	1.60%	(e)	1.43%	(e)(f)
Net investment income (loss)	5.41%	(f)	5.86%		6.27%		6.53%		6.56%		5.70%	(f)
Portfolio turnover rate	34%	(g)	66%		59%		62%		65%		34%	(g)
Asset coverage	365%		368%		342%		354%		339%		361%
Total debt outstanding at period-end (000)	$253,000		$253,000		$280,000		$275,000		$316,000		$293,000

*	Initial public offering price of $20.00 per share less sales load of $0.90 per share.
(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Includes interest expense of 0.78% for the six months ended January 31, 2018, interest expense of 0.64% and a tax expense of 0.04% for the year ended July 31, 2017, 0.45% and 0.02% for the year ended July 31, 2016, interest expense of 0.36% for the year ended July 31, 2015, 0.36% for the year ended July 31, 2014 and 0.25% for the period ended July 31, 2013.
(f)	Annualized.
(g)	Not annualized.
(h)	Less than $.005 per share.

See Notes to Financial Statements.

Prudential Global Short Duration High Yield Fund, Inc.	51

Other Information (unaudited)

Dividend Reinvestment Plan. Unless a holder of common stock elects to receive cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends declared on common stock will be automatically reinvested by the Plan Administrator pursuant to the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional common stock. The holders of common stock who elect not to participate in the Plan will receive all dividends and other distributions (together, a “Dividend”) in cash paid by check mailed directly to the stockholder of record (or, if the common stock is held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the Dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared Dividend. Such notice will be effective with respect to a particular Dividend. Some brokers may automatically elect to receive cash on behalf of the holders of common stock and may re-invest that cash in additional common stock.

The Plan Administrator will open an account for each common stockholder under the Plan in the same name in which such common stockholder’s common stock is registered. Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common stock. The common stock will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common stock from the Fund (“Newly Issued common stock”) or (ii) by purchase of outstanding common stock on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price of the common stock plus per share fees (as defined below) is equal to or greater than the NAV per share of common stock (such condition being referred to as “market premium”), the Plan Administrator will invest the Dividend amount in Newly Issued common stock on behalf of the participants. The number of Newly Issued common stock to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per share of common stock on the payment date, provided that, if the NAV per share of common stock is less than or equal to 95% of the closing market price per share of common stock on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common stock on the payment date. If, on the payment date for any Dividend, the NAV per share of common stock is greater than the closing market value per share of common stock plus per share fees (such condition being referred to as “market discount”), the Plan Administrator will invest the Dividend amount in shares of common stock acquired on behalf of the participants in Open-Market Purchases.

52	Visit our website at pgiminvestments.com

“Per share fees” include any applicable brokerage commissions the Plan Administrator is required to pay.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the common stock trades on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in common stock acquired in Open-Market Purchases on behalf of participants. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per share of common stock exceeds the NAV per share of common stock, the average per share purchase price paid by the Plan Administrator for common stock may exceed the NAV per share of the common stock, resulting in the acquisition of fewer shares of common stock than if the Dividend had been paid in Newly Issued common stock on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued common stock at the NAV per share of common stock at the close of business on the Last Purchase Date, provided that, if the NAV is less than or equal to 95% of the then current market price per share of common stock, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all stockholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by stockholders for tax records. Common stock in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each stockholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of the holders of common stock such as banks, brokers or nominees that hold shares of common stock for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of shares of common stock certified from time to time by the record stockholder’s name and held for the account of beneficial owners who participate in the Plan.

The Plan Administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Fund. If a participant elects by written, Internet or telephonic notice to the

Prudential Global Short Duration High Yield Fund, Inc.	53

Other Information (continued)

Plan Administrator to have the Plan Administrator sell part or all of the shares held by the Plan Administrator in the participant’s account and remit the proceeds to the participant, the Plan Administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share fee. If a participant elects to sell his or her shares of common stock, the Plan Administrator will process all sale instructions received no later than five business days after the date on which the order is received by the Plan Administrator, assuming the relevant markets are open and sufficient market liquidity exists (and except where deferral is required under applicable federal or state laws or regulations). Such sale will be made through the Plan Administrator’s broker on the relevant market and the sale price will not be determined until such time as the broker completes the sale. In every case the price to the participant shall be the weighted average sale price obtained by the Plan Administrator’s broker net of fees for each aggregate order placed by the participant and executed by the broker. To maximize cost savings, the Plan Administrator will seek to sell shares in round lot transactions. For this purpose the Plan Administrator may combine a participant’s shares with those of other selling participants.

There will be no brokerage charges with respect to shares of common stock issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. Each participant will be charged a per share fee (currently $0.05 per share) on all Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See “Tax Matters.” Participants that request a sale of common stock through the Plan Administrator are subject to brokerage commissions.

Each participant may terminate the participant’s account under the Plan by so notifying the Plan Administrator via the Plan Administrator’s website at www.computershare.com/investor, by filling out the transaction request form located at the bottom of the participant’s Statement and sending it to the Plan Administrator or by calling the Plan Administrator. Such termination will be effective immediately if the participant’s notice is received by the Plan Administrator prior to any dividend or distribution record date. Upon any withdrawal or termination, the Plan Administrator will cause to be delivered to each terminating participant a statement of holdings for the appropriate number of the Fund’s whole book-entry shares of common stock and a check for the cash adjustment of any fractional share at the market value of the Fund’s shares of common stock as of the close of business on the date the termination is effective less any applicable fees. In the event a participant’s notice of termination is on or after a record date (but before payment date) for an account whose dividends are reinvested, the Plan Administrator, in its sole discretion, may either distribute such dividends in cash or reinvest them in shares of common stock on behalf of the terminating participant. In the event reinvestment is made, the Plan Administrator will

54	Visit our website at pgiminvestments.com

process the termination as soon as practicable, but in no event later than five business days after the reinvestment is completed. The Plan may be terminated by the Fund upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078 or by calling (toll free) 800-451-6788.

Prudential Global Short Duration High Yield Fund, Inc.	55

Supplemental Proxy Information (unaudited)

An Annual Meeting of Stockholders was held on March 9, 2018. At such meeting the stockholders elected the following Class III Directors:

Approval of Directors

Class III	Affirmative Votes Cast	Shares Against/Withheld
Scott E. Benjamin	30,100,848.600	558,020.000
Linda W. Bynoe	30,012,567.600	646,301.000
Laurie Simon Hodrick	30,034,600.600	646,268.000
Michael S. Hyland, CFA	30,017,044.600	641,824.000

Prudential Global Short Duration High Yield Fund, Inc.	56

Privacy Notice

Prudential values your business and your trust. We respect the privacy of your personal information and take our responsibility to protect it seriously. This privacy notice is provided on behalf of the Prudential companies listed at the end of this notice (Prudential), and applies to our current and former customers. This notice describes how we treat the information we receive about you, including the ways in which we will share your personal information within Prudential and your right to opt out of such sharing.

Protecting Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. The people who are authorized to have access to your personal information need it to do their jobs, and we require them to keep that information secure and confidential.

Personal Information We Collect

We collect your personal information when you fill out applications and other forms, when you enter personal details on our websites, when you respond to our emails, and when you provide us information over the telephone. We also collect personal information that others give us about you. This information includes, for example:

•	name
•	address, email address, telephone number, and other contact information
•	income and financial information
•	Social Security number
•	transaction history
•	medical information for insurance applications
•	consumer reports from consumer reporting agencies
•	participant information from organizations that purchase products or services from us for the benefit of their members or employees

Using Your Information

We use your personal information for various business purposes, including:

•	normal everyday business purposes, such as providing services to you and administrating your account or policy
•	business research and analysis
•	marketing products and services of Prudential and other companies in which you may be interested
•	as required by law

Sharing Your Information

We may share your personal information, including information about your transactions and experiences, among Prudential companies and with other non-Prudential companies who perform services for us or on our behalf, for our everyday business purposes, such as providing services to you and administering your account or policy. We may also share your personal information with another financial institution if you agree that your account or policy can be transferred to that financial company.

We may share your personal information among Prudential companies so that the Prudential companies can market their products and services to you. We may also share consumer report information among Prudential companies which may include information about you from credit reports and certain information that we receive from you and from consumer reporting agencies or other third parties. You can limit this sharing by following the instructions described in this notice. For those customers who have one of our products through a plan sponsored by an employer or other organization, we will share your personal information in a manner consistent with the terms of the plan agreement or consistent with our agreement with you.

We may also share your personal information as permitted or required by law, including, for example, to law enforcement officials and regulators, in response to subpoenas, and to prevent fraud.

Unless you agree otherwise, we do not share your personal information with non-Prudential companies for them to market their products or services to you. We may tell you about a product or service that other companies offer and, if you respond, that company will know that we selected you to receive the information.

Limiting Our Sharing—Opt Out/Privacy Choice

You may tell us not to share your personal information among Prudential companies for marketing purposes, and not to share consumer report information among Prudential companies, by “opting out” of such sharing. To limit our sharing for these purposes:

•	visit us online at: www.prudential.com/privacyoptout
•	call us at: 1-877-248-4019

If you previously told us in 2016 or 2017 not to share your personal information among Prudential companies for marketing purposes, or not to share your consumer report information among Prudential companies, you do not need to tell us not to share your information again.

You are not able to limit our ability to share your personal information among Prudential companies and with other non-Prudential companies for servicing and administration purposes.

Questions

If you have any questions about how we protect, use, and share your personal information or about this privacy notice, please call us. The toll-free number is 1-877-248-4019.

We reserve the right to modify this notice at any time. This notice is also available anytime at www.prudential.com.

This notice is being provided to customers and former customers of the Prudential companies listed below.

Insurance Companies and Insurance Company Separate Accounts

The Prudential Insurance Company of America; Prudential Annuities Life Assurance Corporation; Pruco Life Insurance Company; Pruco Life Insurance Company of New Jersey; Prudential Retirement Insurance and Annuity Company (PRIAC); CG Variable Annuity Account I & II (Connecticut General); Pruco Legacy Insurance Company of New Jersey; All insurance company separate accounts that include the following names or are otherwise identified as maintained by an entity that includes the following names: Prudential, Pruco, or PRIAC

Insurance Agencies

Prudential Insurance Agency, LLC; Mullin TBG Insurance Agency Services, LLC

Broker-Dealers and Registered Investment Advisers

AST Investment Services, Inc.; Prudential Annuities Distributors, Inc.; Global Portfolio Strategies, Inc.; Pruco Securities, LLC; PGIM, Inc.; Prudential Investment Management Services LLC; PGIM Investments LLC; Prudential Private Placement Investors, L.P., Prudential Customer Solutions LLC; Quantitative Management Associates LLC

Bank and Trust Companies

Prudential Bank & Trust, FSB; Prudential Trust Company

Investment Companies and Other Investment Vehicles

Prudential Mutual Funds; Prudential Capital Partners, L.P.; The Target Portfolio Trust; Advanced Series Trust; Prudential Private Placement Investors, Inc.; All funds that include the following names: Prudential, PCP, PGIM, or PCEP

Other Companies

Prudential Retirement Strategic Investments, LLC

Vermont Residents: We will not share information about your creditworthiness among Prudential companies, other than as permitted by Vermont law, unless you authorize us to make those disclosures.

Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Privacy Ed. 1/2018

∎ MAIL	∎ MAIL (OVERNIGHT)	∎ TELEPHONE
Computershare P.O. Box 30170 College Station, TX 77842-3170	Computershare 211 Quality Circle Suite 210 College Station, TX 77845	(800) 451-6788
∎ WEBSITE
www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 451-6788 or by visiting the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Computershare Trust Company, N.A.	PO Box 30170 College Station, TX 77842-3170

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sidley Austin LLP	787 Seventh Avenue New York, NY 10019

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Short Duration High Yield Fund, Inc., PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

CERTIFICATIONS
The Fund’s Chief Executive Officer has submitted to the NYSE the required annual certifications and the Fund has also included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act, on the Fund’s Form N-CSR filed with the Commission, for the period of this report.

This report is transmitted to shareholders of the Fund for their information. This is not a prospectus, circular, or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

An investor should consider the investment objective, risks, charges, and expenses of the Fund carefully before investing.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

NYSE	GHY
CUSIP	74433A109

PICE1001E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – During the period ended January 31, 2018, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Short Duration High Yield Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 16, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 16, 2018